Property and Equipment, Net	12 Months Ended
Jun. 30, 2014
PROPERTY AND EQUIPMENT, NET [Abstract]
Property and Equipment, Net
7.	PROPERTY AND EQUIPMENT, NET

	As of June 30,
	2013	2014
	RMB	RMB
Electronic equipment	64,223	75,447
Furniture and office equipment	14,075	16,777
Leasehold improvements	14,361	25,769
Motor vehicles	1,494	1,494
Less: accumulated depreciation	(61,154)	(73,216)

Net book value	32,999	46,271

Depreciation expenses were RMB11,114, RMB14,902 and RMB18,364 for the years ended June 30, 2012, 2013 and 2014.

Loss from disposal of property and equipment amounted to RMB197, RMB160 and RMB104 for the years ended June 30, 2012, 2013 and 2014.